CONCENTRATIONS (Details)	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
China National Petroleum Corporation | Customer One [Member] | Sales Revenue, Net [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage		31.00%	24.00%
China National Petroleum Corporation | Customer One [Member] | Accounts Receivable [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	19.00%	11.00%	18.00%
China National Petroleum Corporation | Customer Two [Member] | Sales Revenue, Net [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage		17.00%	12.00%
China National Petroleum Corporation | Customer Two [Member] | Accounts Receivable [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	14.00%	10.00%	14.00%
China National Petroleum Corporation | Customer Three [Member] | Accounts Receivable [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage			10.00%
China National Petroleum Corporation | Customer concentration | Sales Revenue, Net [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	39.00%	39.00%	39.00%
China National Petroleum Corporation | Customer concentration | Accounts Receivable [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	29.00%	36.00%	31.00%
SINOPEC [Member] | Customer concentration | Sales Revenue, Net [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	22.00%
SINOPEC [Member] | Customer concentration | Accounts Receivable [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	13.00%